Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash and Cash Equivalents
30. CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash and banks, and short-term investments with high liquidity (with maturities of less than 90 days from the date of acquisition), which are easily convertible into cash and that have low risk of changes in their value. Cash and cash equivalents at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2021	2020	2019
Cash and banks (Note 22)	330,732	402,449	584,816
Short-term investments (Note 16)	2,974,967	6,202,075	2,095,224

Cash and cash equivalents	3,305,699	6,604,524	2,680,040